Directors and key management compensation	12 Months Ended
Mar. 31, 2026
Directors and key management compensation
Directors and key management compensation

23. Directors and key management compensation
This note details the total amounts earned by the Company’s Directors and members of the Executive Committee.
Directors
Aggregate emoluments of the Directors of the Company were as follows:

	2026 €m	2025 € m	2024 € m

Short-term remuneration	9	8	8

Long-term incentive schemes 1	2	1	1

	11	9	9

Note:
1. Relates to share-based payments.
No Directors serving during the year exercised share options in the year ended 31 March 2026 (2025: None; 2024: None).
Key management compensation
Aggregate compensation for key management, being the Directors and members of the Executive Committee, was as follows:

	2026 €m	2025 € m	2024 € m

Short-term employee benefits 1	27	24	27

Share-based payments	9	9	7

	36	33	34
Note:

1.	Includes termination payments to Executive Committee members of € 0.6 million (2025: € nil; 2024: € nil).